Employee benefits (Tables)	12 Months Ended
Mar. 31, 2020
Pension and post retirement medical plans [Member]
Statement [line items]
Summary of Amounts Recognized in Financial Statements
The following table sets out the funded and unfunded status and the amounts recognized in the financial statements for the pension and the post retirement medical plans in respect of Tata Motors, its Indian subsidiaries and joint operations:

	For the year ended March 31,
	Pension benefits						Post retirement medical benefits
	2020		2020		2019		2020		2020		2019
	(In millions)

Change in defined benefit obligations :
Defined benefit obligation, beginning of the year	US$	154.4	Rs.	11,682.6	Rs.	10,247.9	US$	20.2	Rs.	1,534.0	Rs.	1,540.5
Current service cost		10.9		827.7		746.3		1.1		81.7		80.4
Interest cost		11.4		859.5		757.0		1.5		113.0		115.1
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions		0.5		35.5		(11.9)		(0.1)		(6.7)		—
Actuarial (gains) / losses arising from changes in financial assumptions		4.9		371.2		141.9		1.3		99.1		81.1
Actuarial (gains) / losses arising from changes in experience adjustments		3.3		246.6		592.7		(0.7)		(54.2)		(150.3)
Benefits paid from plan assets		(11.0)		(830.3)		(713.1)		—		—		—
Benefits paid directly by employer		(0.8)		(58.9)		(58.2)		(1.0)		(77.1)		(94.2)
Past service cost plan amendment		(0.7)		(51.7)		3.9		—		—		(19.9)
Curtailment		—		0.3		—		—		—		—
Acquisition/(Divestment)		—		2.1		(23.9)		—		—		(18.7)

Defined benefit obligation, end of the year	US$	172.9	Rs.	13,084.6	Rs.	11,682.6	US$	22.3	Rs.	1,689.8	Rs.	1,534.0

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	135.6	Rs.	10,250.4	Rs.	9,060.4	US$	—	Rs.	—	Rs.	—
Interest income		10.6		804.5		716.0		—		—		—
Remeasurements gains / (losses)
Return on plan assets, (excluding amount included in net Interest Cost)		(2.4)		(180.4)		27.0		—		—		—
Employer’s contributions		16.4		1,238.0		1,172.6		—		—		—
Benefits paid		(11.0)		(830.3)		(713.1)		—		—		—
Acquisition/(Divestment)		—		—		(12.5)

Fair value of plan assets, end of the year	US$	149.2	Rs.	11,282.2	Rs.	10,250.4	US$	—	Rs.	—	Rs.	—

	As at March 31,
	Pension benefits						Post retirement medical benefits
	2020		2020		2019		2020		2020		2019
	(In millions)
Amount recognized in the balance sheet consists of:
Present value of defined benefit obligation	US$	172.9	Rs.	13,084.6	Rs.	11,682.6	US$	22.3	Rs.	1,689.8	Rs.	1,534.0
Fair value of plan assets		149.1		11,282.2		10,250.4		—		—		—

Net liability	US$	(23.8)	Rs.	(1,802.4)	Rs.	(1,432.2)	US$	(22.3)	Rs.	(1,689.8)	Rs.	(1,534.0)

Amounts in the balance sheet:
Non–current assets	US$	0.3	Rs.	21.1	Rs.	16.4	US$	—	Rs.	—	Rs.	—
Non–current liabilities		(24.1)		(1,823.5)		(1,448.6)		(22.3)		(1,689.8)		(1,534.0)

Net liability	US$	(23.8)	Rs.	(1,802.4)	Rs.	(1,432.2)	US$	(22.3)	Rs.	(1,689.8)	Rs.	(1,534.0)

Summary of Amount Recognized in Other Comprehensive Income
Total amount recognized in other comprehensive income consists of:

	As at March 31,
	Pension benefits								Post retirement medical benefits
	2020		2020		2019		2018		2020		2020		2019		2018
	(In millions)
Remeasurements (gains) / losses	US$	51.6	Rs.	3,901.9	Rs.	3,068.2	Rs.	2,372.5	US$	(1.1)	Rs.	(82.7)	Rs.	(120.9)	Rs.	(51.7)

	US$	51.6	Rs.	3,901.9	Rs.	3,068.2	Rs.	2,372.5	US$	(1.1)	Rs.	(82.7)	Rs.	(120.9)	Rs.	(51.7)

Summary of Information for Funded and Unfunded Plans
Information for funded plans with a defined benefit obligation in excess of plan assets:

	As at March 31,
	Pension benefits
	2020		2020		2019
	(In millions)
Defined benefit obligation	US$	150.9	Rs.	11,419.8	Rs.	9,837.0
Fair value of plan assets	US$	144.3	Rs.	10,916.0	Rs.	9,612.3
Information for funded plans with a defined benefit obligation less than plan assets:

	As at March 31,
	Pension benefits
	2020		2020		2019
	(In millions)
Defined benefit obligation	US$	4.6	Rs.	345.1	Rs.	621.7
Fair value of plan assets	US$	4.8	Rs.	366.1	Rs.	638.1
Information for unfunded plans:

	As at March 31,
	Pension benefits						Post retirement medical benefits
	2020		2020		2019		2020		2020		2019
	(In millions)
Defined benefit obligation	US$	17.4	Rs.	1,319.7	Rs.	1,223.9	US$	22.3	Rs.	1,689.8	Rs.	1,534.0

Summary of Net Periodic Cost
Net pension and post retirement medical cost consist of the following components:

	Year ended March 31,
	Pension benefits								Post retirement medical benefits
	2020		2020		2019		2018		2020		2020		2019		2018
	(In millions)
Service cost	US$	10.9	Rs.	827.7	Rs.	746.3	Rs.	722.5	US$	1.1		81.7	Rs.	80.4	Rs.	102.0
Past Service cost—Plan amendment		(0.7)		(51.7)		3.9		85.0		—		—		(19.9)		—
Net interest cost / (income)		0.7		55.0		41.0		54.3		1.5		113.0		115.1		130.6

Net periodic cost	US$	10.9	Rs.	831.0	Rs.	791.2	Rs.	861.8	US$	2.6	Rs.	194.7	Rs.	175.6	Rs.	232.6

Summary of Remeasurements (Gains)/Losses Recognized in Other Comprehensive Income
Other changes in plan assets and benefit obligation recognized in other comprehensive income.

	Year ended March 31,
	Pension benefits								Post retirement medical benefits
	2020		2020		2019		2018		2020		2020		2019		2018
	(In millions)
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	US$	2.4	Rs.	180.4	Rs.	(27.0)	Rs.	26.9	US$	—	Rs.	—	Rs.	—	Rs.	—
Actuarial (gains) / losses arising from changes in demographic assumptions		0.5		35.5		(11.9)		(160.3)		(0.1)		(6.7)		—		(114.0)
Actuarial (gains) / losses arising from changes in financial assumptions		4.9		371.2		141.9		228.8		1.3		99.1		81.1		(27.0)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		3.3		246.6		592.7		105.0		(0.7)		(54.2)		(150.3)		(289.6)

Total recognized in other comprehensive income	US$	11.1	Rs.	833.7	Rs.	695.7	Rs.	200.4	US$	0.5	Rs.	38.2	Rs.	(69.2)	Rs.	(430.6)

Total recognized in income statement and statement of other comprehensive income	US$	22.0	Rs.	1,664.7	Rs.	1,486.9	Rs.	1,062.2	US$	3.1	Rs.	232.9	Rs.	106.4	Rs.	(198.0)

Summary of Assumptions Used
The assumptions used in accounting for the pension and post retirement medical plans are set out below:

	As at March 31,
	Pension benefits			Post retirement medical benefits
	2020	2019	2018	2020	2019	2018
Discount rate	6.10% -6.90%	6.75% - 7.70%	7.50% - 8.00%	6.90%	7.60%	8.00%
Rate of increase in compensation level of covered employees	5.00% - 10.00%	5.75% - 12.00%	5.00% - 12.00%	NA	NA	NA
Increase in health care cost	NA	NA	NA	6.00%	6.00%	6.00%

Summary of Fair Value of Plan Assets by Category
The fair value of Company’s pension plan asset as of March 31, 2020 and 2019 by category are as follows:

	Pension benefits
	Plan assets as of March 31
	2020	2019
Asset category:
Cash and cash equivalents	5.8%	6.5%
Debt instruments (quoted)	67.3%	66.9%
Debt instruments (unquoted)	0.7%	0.9%
Equity instruments (quoted)	2.6%	2.6%
Deposits with Insurance companies	23.6%	23.1%

	100.0%	100.0%

Summary of Sensitivity Analysis
The table below outlines the effect on the service cost, the interest cost and the defined benefit obligation in the event of a decrease/increase of 1% in the assumed rate of discount rate, salary escalation and health care cost:

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost
Discount rate	Increase by 1%	Decrease by Rs.1,185.2 million	Decrease by Rs.232.6 million
	Decrease by 1%	Increase by Rs.1,373.0 million	Increase by Rs.239.5 million

Salary escalation rate	Increase by 1%	Increase by Rs.1,065.5 million	Increase by Rs.234.7 million
	Decrease by 1%	Decrease by Rs.956.7 million	Decrease by Rs.206.3 million

Health care cost	Increase by 1%	Increase by Rs.224.9 million	Increase by Rs.48.5 million
	Decrease by 1%	Decrease by Rs.152.6 million	Decrease by Rs.40.3 million

Defined Benefit Provident Fund Plan [Member]
Statement [line items]
Summary of Information for Funded and Unfunded Plans	The following tables set out the funded status of the defined benefit provident fund plan of Tata Motors limited and the amounts recognized in the Company’s financial statements as at March 31, 2020.

			(In millions)

	Year ended March 31,
Change in benefit obligations :	2020		2020
Defined benefit obligations at the beginning	US$	488.2	Rs.	36,939.2
Service cost		17.7		1,339.9
Employee contribution		40.6		3,073.4
Acquisitions (credit) / cost		(18.5)		(1,403.0)
Interest expense		41.3		3,125.4
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		0.6		45.7
Benefits paid		(31.1)		(2,356.8)

Defined benefit obligation, end of the year	US$	538.8	Rs.	40,763.8

	Year ended March 31,
Change in plan assets:	2020		2020
Fair value of plan assets at the beginning	US$	489.8	Rs.	37,062.8
Acquisition Adjustment		(18.5)		(1,403.0)
Interest income		42.1		3,187.5
Return on plan assets excluding amounts included in interest income		(4.0)		(302.3)
Contributions (employer and employee)		58.1		4,396.8
Benefits paid		(31.1)		(2,356.8)

Fair value of plan assets, end of the year	US$	536.4	Rs.	40,585.0

			(In millions)
Amount recognized in the balance sheet consists of	As at March 31, 2020
Fair value of plan assets	US$	536.4	Rs.	40,585.0
Present value of defined benefit obligation		538. 8		40,763.8

		(2. 4)		(178.8)
Effect of asset ceiling		(0.4)		(29.9)

Net liability	US$	(2.8)	Rs.	(208.7)

Total amount recognized in other comprehensive income consists of:	As at March 31, 2020
Remeasurements (gains) / losses	US$	2.4	Rs.	180.3

Net periodic cost for Provident Fund consists of the following components:	For the year ended March 31, 2020
Service cost	US$	17.7		1,339.9
Net interest cost / (income)		(0.8)		(62.2)

Net periodic cost	US$	16.9	Rs.	1,277.7

Other changes in plan assets and benefit obligation recognized in other comprehensive income.	As at March 31, 2020
Remeasurements
Return on plan assets, (excluding amount included in net Interest expense)	US$	4.0	Rs.	302.3
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		0.6		45.7
Adjustments for limits on net asset		(2.2)		(167.7)

Total recognized in other comprehensive income		2.4		180.3

Total recognized in statement of profit and loss and other comprehensive income	US$	19.3	Rs.	1,458.0

Summary of Assumptions Used

The assumptions used in determining the present value obligation of the Provident Fund is set out below:

Particulars	As at March 31, 2020
Discount rate	6.90%
Expected rate of return on plan assets	8.20% to 8.60%
Remaining term to maturity of portfolio (years)	26.91

Summary of Fair Value of Plan Assets by Category
The breakup of the plan assets into various categories as at March 31, 2020 is as follows:

Particulars	As at March 31, 2020
Central and State government bonds	44.2%
Public sector undertakings and Private sector bonds	34.1%
Others	21.7%

100.0%

Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Statement [line items]
Summary of Amounts Recognized in Financial Statements
The following table sets out, the amounts recognized in the financial statements for the severance indemnity plan.

	For the year ended March 31,
	2020		2020		2019
	(In millions)
Change in defined benefit obligation:
Defined benefit obligation, beginning of the year	US$	55.8	Rs.	4,223.3	Rs.	4,256.3
Service cost		7.0		527.2		525.2
Interest cost		0.9		68.1		111.3
Remeasurements (gains) / losses –
Actuarial (gains) / losses arising from changes in financial assumptions		1.6		123.8		368.3
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		(7.9)		(598.7)		(213.4)
Benefits paid from plan assets		(17.6)		(1,329.2)		(738.9)
Benefits paid directly by employer		(2.3)		(174.3)		(89.5)
Foreign currency translation		0.1		7.3		4.0

Defined benefit obligation, end of the year	US$	37.6	Rs.	2,847.5	Rs.	4,223.3

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	47.6		3,600.7		4,053.6
Interest income		0.8		57.6		109.7
Remeasurements gain / (loss)
Return on plan assets, (excluding amount included in net Interest expense)		(0.2)		(15.2)		(59.9)
Employer’s contributions		—		—		219.7
Benefits paid		(17.6)		(1,329.2)		(738.9)
Foreign currency translation		—		3.4		16.5

Fair value of plan assets, end of the year	US$	30.6	Rs.	2,317.3	Rs.	3,600.7

	As at March 31,
	2020		2020		2019
	(In millions)
Amount recognized in the balance sheet consist of:
Present value of defined benefit obligation	US$	37.6	Rs.	2,847.5	Rs.	4,223.3
Fair value of plan assets		30.6		2,317.3		3,600.7

Net liability	US$	(7.0)	Rs.	(530.2)	Rs.	(622.6)

Amounts in the balance sheet:
Non- current liabilities	US$	(7.0)	Rs.	(530.2)	Rs.	(622.6)

Summary of Amount Recognized in Other Comprehensive Income

					As at March 31,
	2020		2020		2019		2018
	(In millions)
Remeasurements (gains) / losses	US$	(11.3)	Rs.	(856.0)	Rs.	(396.3)	Rs.	(611.1)

	US$	(11.3)	Rs.	(856.0)	Rs.	(396.3)	Rs.	(611.1)

Summary of Net Periodic Cost
Net severance indemnity cost consist of the following components:

			Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Service cost	US$	7.0	Rs.	527.2	Rs.	525.2	Rs.	452.6
Net interest cost		0.1		10.5		1.6		(2.5)

Net periodic pension cost	US$	7.1	Rs.	537.7	Rs.	526.8	Rs.	450.1

Summary of Remeasurements (Gains)/Losses Recognized in Other Comprehensive Income
Other changes in plan assets and benefit obligation recognized in other comprehensive income for severance indemnity plan:

	As at March 31,
	2020		2020		2019		2018
	(In millions)
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	US$	0.2		15.2	Rs.	59.9	Rs.	51.3
Actuarial (gains) / losses arising from changes in financial assumptions		1.6		123.8		368.3		(1.4)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		(7.9)		(598.7)		(213.4)		147.0

Total recognized in other comprehensive income	US$	(6.1)	Rs.	(459.7)	Rs.	214.8	Rs.	196.9

Total recognized in income statement and other comprehensive income	US$	1.0	Rs.	78.0	Rs.	741.6	Rs.	647.0

Summary of Assumptions Used
The assumptions used in accounting for the Severance indemnity plan is set out below:

	As at March 31,
	2020	2019	2018
Discount rate	1.6%	2.0%	2.8%
Rate of increase in compensation level of covered employees	3.5%	3.5%	3.5%

Summary of Fair Value of Plan Assets by Category	Severance indemnity plans asset allocation by category is as follows:

	As at March 31,
	2020	2019
Deposit with banks	100%	100%

Summary of Sensitivity Analysis
The table below outlines the effect on the service cost, the interest cost and the defined benefit obligation in the event of a decrease/increase of 1% in the assumed rate of discount rate, salary escalation rate:

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost
Discount rate	Increase by 1%	Decrease by Rs. 303.6 million	Decrease by Rs. 104.3 million
	Decrease by 1%	Increase by Rs. 355.8 million	Increase by Rs. 144.4 million
Salary escalation rate	Increase by 1%	Increase by Rs. 345.2 million	Increase by Rs. 139.0 million
	Decrease by 1%	Decrease by Rs. 301.2 million	Decrease by Rs. 109.5 million

Jaguar Land Rover Pension plan [member]
Statement [line items]
Summary of Amounts Recognized in Financial Statements
The following table sets out the disclosure pertaining to employee benefits of Jaguar Land Rover Limited

	As at March 31,
	Pension benefits
	2020		2020		2019
	(In millions)
Change in defined benefit obligation:
Defined benefit obligation, beginning of the year	US$	10,343.8	Rs.	782,664.9	Rs.	767,800.4
Service cost		158.3		11,980.0		14,490.5
Interest cost		242.2		18,327.9		19,814.7
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions		7.9		594.9		(4,533.1)
Actuarial (gains) / losses arising from changes in financial assumptions		(626.3)		(47,390.2)		49,653.7
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		(166.0)		(12,563.2)		3,276.9
Past service cost/(credit)		5.2		396.6		3,799.0
Benefits paid		(648.8)		(49,089.1)		(56,573.7)
Member contributions		1.8		133.4		135.8
Foreign currency translation		308.8		23,366.3		(15,199.3)

Defined benefit obligation, end of the year	US$	9,626.9	Rs.	728,421.5	Rs.	782,664.9

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	9,547.4	Rs.	722,401.0	Rs.	727,378.9
Interest Income		226.5		17,139.1		19,040.2
Remeasurements gains / (losses)
Return on plan assets, (excluding amount included in net Interest expense)		386.8		29,266.9		23,626.2
Employer’s contributions		274.8		20,792.9		24,078.1
Members contributions		1.8		133.4		135.8
Benefits paid		(648.8)		(49,089.1)		(56,573.7)
Expenses paid		(18.7)		(1,416.8)		(1,186.5)
Foreign currency translation		328.0		24,816.8		(14,098.0)

Fair value of plan assets, end of the year	US$	10,097.8	Rs.	764,044.2	Rs.	722,401.0

	As at March 31,
	Pension benefits
	2020		2020		2019
	(In millions)
Amount recognized in the balance sheet consist of:
Present value of defined benefit obligation	US$	9,626.9	Rs.	728,421.5	Rs.	782,664.9
Fair value of plan Assets		10,097.8		764,044.2		722,401.0

Net (liability)/Assets	US$	470.9	Rs.	35,622.7	Rs.	(60,263.9)

Amount recognized in the balance sheet consist of:
Non-current assets	US$	505.0	Rs.	38,201.4	Rs.	—
Non-current liabilities		(34.1)		(2,578.7)		(60,263.9)

Net (liability)/Assets	US$	470.9	Rs.	35,622.7	Rs.	(60,263.9)

Summary of Amount Recognized in Other Comprehensive Income
Total amount recognized in other comprehensive income consists of :

	As at March 31,
	Pension benefits
	2020		2020		2019		2018
	(In millions)
Remeasurements (gains) / losses	US$	850.6	Rs.	64,358.0	Rs.	152,983.4	Rs.	128,212.1
Restriction of Pension asset (as per IFRIC 14)		(184.1)		(13,928.1)		(13,928.1)		(13,928.1)
Onerous obligation, excluding amounts included in interest expenses		(114.3)		(8,650.4)		(8,650.4)		(8,650.4)

	US$	552.2	Rs.	41,779.5	Rs.	130,404.9	Rs.	105,633.6

Summary of Net Periodic Cost
Net pension and post retirement cost consist of the following components:

	Year ended March 31,
	Pension benefits
	2020		2020		2019		2018
	(In millions)
Current service cost	US$	158.4	Rs.	11,980.0	Rs.	14,490.5	Rs.	18,561.3
Past service cost/(credit)		5.2		396.6		3,799.0		(36,090.1)
Administrative expenses		18.7		1,416.8		1,186.5		777.7
Plan settlement		—		—		—		(58.1)
Net interest cost / (income) (including onerous obligations)		15.7		1,188.8		774.5		1,923.0

Net periodic pension cost	US$	198.0	Rs.	14,982.2	Rs.	20,250.5	Rs.	(14,886.2)

Summary of Remeasurements (Gains)/Losses Recognized in Other Comprehensive Income
Amount recognized in other comprehensive income

	Year ended March 31,
	Pension benefits
	2020		2020		2019		2018
	(In millions)
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions	US$	7.9	Rs.	594.9	Rs.	(4,533.1)	Rs.	(17,990.4)
Actuarial (gains) / losses arising from changes in financial assumptions		(626.3)		(47,390.2)		49,653.7		(30,177.8)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		(166.0)		(12,563.2)		3,276.9		(8,487.5)
Return on plan assets, (excluding amount included in net Interest expense)		(386.8)		(29,266.9)		(23,626.2)		9,974.6

Total recognized in other comprehensive income	US$	(1,171.2)	Rs.	(88,625.4)	Rs.	24,771.3	Rs.	(46,681.1)

Total recognized in income statement and other comprehensive income	US$	(973.2)	Rs.	(73,643.2)	Rs.	45,021.8	Rs.	(61,567.3)

Summary of Assumptions Used
The assumptions used in accounting for the pension plans are set out below:

	As at March 31,
	Pension benefits
	2020	2019	2018
Discount rate	2.4%	2.4%	2.7%
Expected rate of increase in benefit revaluation of covered employees	2.0%	2.4%	2.3%
RPI Inflation rate	2.6%	3.2%	3.1%

Retiring today :
Males	21.0	21.0	21.3
Females	23.2	23.2	23.4
Retiring in 20 years :
Males	22.5	22.4	22.5
Females	25.2	25.1	25.1

Summary of Fair Value of Plan Assets by Category
Pension plans asset allocation by category is as follows:

	As at March 31,
	2020			2019
	Quoted *	Unquoted	Total	Quoted *	Unquoted	Total
	(In millions)
Equity Instruments
Information Technology	11,598.3	—	11,598.3	7,166.5	—	7,166.5
Energy	935.3	—	935.3	3,047.5	—	3,047.5
Manufacturing	6,547.4	—	6,547.4	5,223.0	—	5,223.0
Financials	4,209.1	—	4,209.1	8,224.1	—	8,224.1
Others	23,408.3	—	23,408.3	22,724.1	—	22,724.1

	46,698.4	—	46,698.4	46,385.2	—	46,385.2

Debt Instruments
Government	181,831.3	—	181,831.3	227,093.5	—	227,093.5
Corporate Bonds (Investment Grade)	116,450.6	32,550.0	149,000.6	13,519.8	153,280.4	166,800.2
Corporate Bonds (Non Investment Grade)	—	70,151.0	70,151.0	—	55,472.6	55,472.6

	298,281.9	102,701.0	400,982.9	240,613.3	208,753.0	449,366.3

Property Funds
UK	—	25,534.9	25,534.9	—	22,112.6	22,112.6
Other	—	22,354.8	22,354.8	—	20,763.6	20,763.6

	—	47,889.7	47,889.7	—	42,876.2	42,876.2

Cash and Cash equivalents	63,445.3	—	63,445.3	19,047.9	—	19,047.9

Other
Hedge Funds	—	44,428.9	44,428.9	—	28,032.9	28,032.9
Private Markets	—	52,566.4	52,566.4	381.7	30,392.9	30,774.6
Alternatives	—	55,559.6	55,559.6	1,394.7	73,373.0	74,767.7

	—	152,554.9	152,554.9	1,776.4	131,798.8	133,575.2

Derivatives
Foreign exchange contracts	—	(3,367.2)	(3,367.2)	—	1,478.2	1,478.2
Interest Rate and inflation	—	50,976.4	50,976.4	—	29,672.0	29,672.0
Equity protection derivatives	—	4,863.8	4,863.8	—	—	—

	—	52,473.0	52,473.0	—	31,150.2	31,150.2

Total	408,425.6	355,618.6	764,044.2	307,822.8	414,578.2	722,401.0

*	determined on the basis of quoted prices for identical assets or liabilities in active markets.

Summary of Sensitivity Analysis
The sensitivity analysis below is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the consolidated balance sheet.

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost
Discount rate	Increase / decrease by 0.25%	Decrease/increase by Rs. 36,478.5 million	Decrease/increase by Rs 654.7 million
Inflation rate	Increase / decrease by 0.25%	Increase/decrease by Rs. 21,513.0 million	Increase/decrease by Rs. 280.6 million
Mortality rate	Increase / decrease by 1 year	Increase/decrease by Rs. 26,189.7 million	Increase/decrease by Rs. 374.1 million